IFRS 7 Disclosure - Liquidity Risk - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure of Risk Management [Line Items]
Total equity	$ 88,587	$ 84,076	$ 78,571
Liquidity risk [member]
Disclosure of Risk Management [Line Items]
Capital and personal deposits	403,000	398,000
Growth in personal deposits		3,000
Total equity		1,000
Wholesale debt Issuance	$ 199,000	$ 206,000